Cover	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity File Number	000-56379
Entity Registrant Name	NEXT-ChemX Corporation
Entity Central Index Key	0001657045
Entity Tax Identification Number	32-0446353
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 Mopac Expressway South
Entity Address, Address Line Two	Building 1
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	663-2690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	CHMX